Capital and financial risk management - Liquidity risk - Borrowings (Details) € in Billions, $ in Billions	12 Months Ended
	Mar. 31, 2023 EUR (€)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 EUR (€)
Minimum [Member]
Borrowings
Long-term borrowings maturity (in years)	1 year
Maximum [Member]
Borrowings
Long-term borrowings maturity (in years)	40 years
Revolving credit facility
Borrowings
Undrawn revolving credit facilities	€ 7.7
Revolving credit facility | Maximum [Member] | US Dollar
Borrowings
Principal amount		$ 4.0	€ 3.7
Revolving credit facility | Maximum [Member] | Euro
Borrowings
Principal amount	4.0
Committed bank facilities
Borrowings
Undrawn revolving credit facilities	€ 8.0		€ 8.2